SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Special Small Cap Value Fund (the “Fund”)

James M. Tringas, CFA, has announced his intention to transition to a new role as Director of Research for the Special Global Equity team with Allspring Global Investments, LLC on December 31, 2026. He will continue to serve as portfolio manager of the Fund until that date. After that date, all references to James M. Tringas, CFA, in the Fund’s prospectus, summary prospectus and statement of additional information are hereby removed.

Effective April 1, 2026, Tyndale Brickey, CFA, is added as a portfolio manager to the Fund.

I. Prospectus Effective April 1, 2026, in the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is updated to include the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Tyndale Brickey, CFA, Portfolio Manager / 2026 Brian Martin, CFA, Portfolio Manager / 2020 James M. Tringas, CFA[1], Portfolio Manager / 2002 Bryant VanCronkhite, CFA, CPA, Portfolio Manager / 2013
1.	James M. Tringas, CFA, will remain a portfolio manager for the Fund until December 31, 2026. After December 31, 2026, all references to James M. Tringas, CFA, in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended with the following:

Tyndale Brickey, CFA Special Small Cap Value Fund	Ms. Brickey joined Allspring Investments or one of its predecessor firms in 2015, where she currently serves as a Portfolio Manager for the Special Global Equity team.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following Other Managed Accounts table is added and the Portfolio Manager Fund Holdings table is amended to include the following:

Tyndale Brickey, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Ms. Brickey became a portfolio manager of the Fund on April 1, 2026. The information presented in this table is as of March 31, 2025, at which time Ms. Brickey was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership[1]
Tyndale Brickey, CFA	Special Small Cap Value Fund	$0[2]

1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Ms. Brickey became a portfolio manager of the Fund on April 1, 2026. The information presented in this table is as of March 31, 2025, at which time Ms. Brickey was not a portfolio manager of the Fund.

January 15, 2026	SUP0637 01-26